N-4	Jul. 22, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Jul. 22, 2026
Amendment Flag	false
Nationwide Destination All American Gold (2.0)
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective October 5, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB

Nationwide Destination All American Gold (2.0) | Putnam Variable Trust - Putnam VT Focused U.S. Research Fund Class IB
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB
Nationwide Destination Navigator NY (2.0)
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective October 5, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB

Nationwide Destination Navigator NY (2.0) | Putnam Variable Trust - Putnam VT Focused U.S. Research Fund Class IB
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB
Nationwide Destination B
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective October 5, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB

Nationwide Destination B | Putnam Variable Trust - Putnam VT Focused U.S. Research Fund Class IB
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB
Nationwide Destination Architect 2.0
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective October 5, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB

Nationwide Destination Architect 2.0 | Putnam Variable Trust - Putnam VT Focused U.S. Research Fund Class IB
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB
Nationwide Destination Navigator (2.0)
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective October 5, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB

Nationwide Destination Navigator (2.0) | Putnam Variable Trust - Putnam VT Focused U.S. Research Fund Class IB
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB
The Best of America IV
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective October 5, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB

The Best of America IV | Putnam Variable Trust - Putnam VT Focused U.S. Research Fund Class IB
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB
Nationwide Destination B NY (2.0)
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective October 5, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB

Nationwide Destination B NY (2.0) | Putnam Variable Trust - Putnam VT Focused U.S. Research Fund Class IB
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB
Nationwide Destination Future
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective October 5, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB

Nationwide Destination Future | Putnam Variable Trust - Putnam VT Focused U.S. Research Fund Class IB
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB